Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 12,656,000	$ 26,747,000	$ 98,350,000	$ 7,412,000	$ 3,742,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	51,000	34,000	150,000	31,000	12,000
Equity-based compensation	10,120,000		492,000
Deferred income taxes	(751,000)		(126,000)
Loss on the sale of available-for-sale securities	91,000		59,000
Deferred income tax on the unrealized loss of available-for-sale securities	(328,000)		21,000
Change in fair value of investment securities	(590,000)		138,000
Loss on investment					(300,000)
Deferred income tax due to Exchange Transaction	(1,203,000)
Selling commissions and dealer manager fees:
Due from related parties	(1,168,000)	(3,044,000)	104,000	(1,024,000)	120,000
Due from non-related parties	21,000	(319,000)	158,000	(96,000)	250,000
Reimbursable expenses:
Due from related parties	7,031,000	(1,025,000)	(17,282,000)	(1,011,000)	1,450,000
Due from non-related parties	56,000	(345,000)	(523,000)	(33,000)	161,000
Investment banking fees (related party)	19,916,000	(6,645,000)	(21,420,000)
Loan receivable				77,000	(17,000)
Due from RCAP Holdings and related parties	6,151,000	(740,000)	(7,156,000)
Prepaid expenses and other assets	(167,000)	(1,890,000)	(863,000)	99,000	(396,000)
Accounts payable	4,355,000	(21,000)	3,392,000	902,000	17,000
Due from related parties	(2,400,000)	541,000	16,736,000
Due from related parties	2,626,000	10,218,000	1,719,000	2,887,000	11,000
Payable to broker-dealers	7,407,000	5,603,000	(3,748,000)	4,158,000	(1,814,000)
Deferred revenue (related party)	(690,000)	3,795,000	2,567,000
Net cash provided by operating activities	65,590,000	32,909,000	72,768,000	13,402,000	3,836,000
Cash flows from investing activities:
Purchases of available-for-sale securities	(137,000)		(10,097,000)
Proceeds from the sale of available-for-sale securities	3,000,000		1,000,000
Purchases of investment securities	(94,000)		(6,012,000)
Purchase of property and equipment	(162,000)	(292,000)	(495,000)	(106,000)	(11,000)
Other assets	(10,042,000)
Net cash used in investing activities	(7,435,000)	(292,000)	(15,604,000)	(106,000)	(11,000)
Cash flows from financing activities:
Proceeds from issuance of common stock			50,000,000
Payments of offering costs and fees related to the stock issuance			(6,373,000)
Contributions				3,646,000	9,519,000
Distributions to non-controlling interest holders			(47,180,000)
Distributions to members		(649,000)	(19,650,000)	(8,200,000)	(13,560,000)
Dividends paid	(450,000)		(900,000)
Deferred offering costs and financing fees	(3,028,000)	(902,000)
Net cash used in financing activities	(3,478,000)	(1,551,000)	(24,103,000)	(4,554,000)	(4,041,000)
Net increase (decrease) in cash	54,677,000	31,066,000	33,061,000	8,742,000	(216,000)
Cash and cash equivalents, beginning of period	45,744,000	12,683,000	12,683,000	3,941,000	4,157,000
Cash and cash equivalents, end of period	100,421,000	43,749	45,744,000	12,683,000	3,941,000
Supplemental disclosures:
Income Taxes Paid			133,000
Dividends declared but not yet paid	$ 5,121,000		$ 450,000